FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis
		Fair value measurements using input type
	Fair value hierarchy	December 31, 2021	June 30, 2022
			Unaudited

Derivatives instruments, net	Level 2	$539	$(2,554)

Total assets (liabilities)		$539	$(2,554)